Income Taxes - Additional Information (Details) - CNY (¥)		12 Months Ended			36 Months Ended
	Jan. 01, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Renewal of HNTE certificates period		3 years
Undistributed earnings generated by the PRC consolidated entities		¥ 2,270,928	¥ 6,233,021			¥ 2,270,928	¥ 6,233,021
Unrecognized deferred income tax liability		227,093	¥ 623,302			227,093	623,302
Withholding tax related to distributable earnings		¥ 22,800,000				22,800,000
PRC statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Movements of the valuation allowance
Balance at the end of the period		¥ 56,172,945	¥ 44,713,570	¥ 21,275,591		56,172,945	44,713,570	¥ 35,845,674
Additional disclosures
Unrecognized tax benefits		0	0	0		0	¥ 0
Interest and penalties recorded		¥ 0	¥ 0	¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent		3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000		5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100,000				100,000
Period of statute of limitations for transfer pricing issues		10 years
PRC
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)		15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)		10.00%
PRC statutory income tax rate (as a percent)	25.00%	25.00%
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		¥ 149,548,600				149,548,600
PRC | December 31, 2022
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		13,047				13,047
PRC | December 31, 2023
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		5,402,038				5,402,038
PRC | December 31, 2024
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		12,267,519				12,267,519
PRC | December 31, 2025
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		7,805,681				7,805,681
PRC | December 31, 2026
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		10,761,200				10,761,200
PRC | December 31, 2027
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		24,885,643				24,885,643
PRC | December 31, 2028
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		14,047,874				14,047,874
PRC | December 31, 2029
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		42,423,438				42,423,438
PRC | December 31, 2030
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		¥ 31,942,160				¥ 31,942,160
PRC | ATA Education
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%		15.00%		15.00%		15.00%
PRC | ATA Education | Future
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)					15.00%
PRC | Muhua Shangce
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)						15.00%		15.00%		15.00%		15.00%